Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Earnings per Share

	2019	2018	2017
(Loss) / Profit from operations attributable to equity holders of the Group	(772)	(24,622)	13,198
Weighted average number of shares in issue (thousands)	117,252	116,637	120,599
Basic (loss) / earnings per share from operations	(0.007)	(0.211)	0.109

	2019	2018	2017
(Loss) / Profit from operations attributable to equity holders of the Group	(772)	(24,622)	13,198
Weighted average number of shares in issue (thousands)	117,252	116,637	120,599
Adjustments for:
- Employee share options and restricted units (thousands)	645	1,198	1,604
Weighted average number of shares for diluted earnings per share (thousands)	117,897	117,835	122,203
Diluted (loss) / earnings per share from operations	(0.007)	(0.211)	0.108